Supplemental Information to Condensed Consolidated Statements of Cash Flows (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cash Flow, Supplemental [Line Items]
Additions to theatre properties and equipment included in accounts payable	$ 10,744	$ 13,235